Income Taxes Disclosure: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
May 31, 2020
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	May 31, 2020	May 31, 2019
Deferred income tax assets (liabilities)
Losses carried forward	$1,206,000	$961,000
Equipment	72,000	72,000
Less: Valuation allowance	1,278,000	1,033,000
Net deferred income tax assets	$-	$-